SUBSEQUENT EVENTS	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS
On August 8, 2023, the Board of the Manager declared a quarterly dividend of $0.32 per share, payable on September 29, 2023 to shareholders of record as at the close of business on August 31, 2023.
On July 5, 2023 Brookfield Reinsurance Ltd. signed an agreement to acquire all of the outstanding shares of common stock of American Equity Investment Life Holding Company (“AEL”). In connection with the transaction, the Manager will issue Class A limited voting shares to the Corporation in exchange for a portion of its interest in the Asset Management Company. As consideration, AEL shareholders will receive a combination of cash and Brookfield Asset Management Ltd. Class A limited voting shares issued to the Corporation with a value of approximately $1 billion increasing the public float by approximately 10% and decreasing the Corporation’s ownership interest in the Asset Management Company by 2%. The Manager will not have any ownership interest in AEL following the completion of the transaction.

9.	SUBSEQUENT EVENTS
On February 7, 2023, the Board of the Manager declared a quarterly dividend of $0.32 per share, payable on March 31, 2023 to shareholders of record as at the close of business on February 28, 2023.